Investment Objectives and Goals - Convergence Long/Short Equity Fund	Mar. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Convergence Long/Short Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Convergence Long/Short Equity ETF (the “Fund”) is to seek long-term capital growth.